Infrastructure Capital Equity Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Banks - 12.2%
Bank of America Corp. (a)(b)(c)	38,760	$1,966,682
Citigroup, Inc. (a)(b)(c)	28,372	2,739,884
Fifth Third Bancorp (b)(c)	14,976	685,452
JPMorgan Chase & Company (c)	2,105	634,489
M&T Bank Corp. (b)(c)	4,586	924,813
Truist Financial Corp.	6,520	305,266
U.S. Bancorp (b)(c)	18,897	922,741
		8,179,327

Beverages - 2.7%
Coca-Cola Co. (a)(b)(c)	20,066	1,384,353
PepsiCo, Inc.	3,030	450,410
		1,834,763

Broadline Retail - 3.4%
Amazon.com, Inc. (a)(d)	9,844	2,254,276

Capital Markets - 6.4%
Goldman Sachs Group, Inc. (a)	1,418	1,056,765
KKR & Co., Inc. (c)	18,579	2,591,585
Morgan Stanley (b)(c)	4,384	659,704
		4,308,054

Chemicals - 0.5%
Air Products and Chemicals, Inc.	1,040	305,874

Communications Equipment - 1.3%
Cisco Systems, Inc. (a)(b)(c)	12,482	862,381

Diversified REITs - 1.5%
Global Net Lease, Inc.	124,449	979,414

Diversified Telecommunication Services - 1.8%
AT&T, Inc. (a)(b)(c)	41,569	1,217,556

Electric Utilities - 7.9%
Alliant Energy Corp. (c)	12,628	821,704
Edison International (a)(c)	23,628	1,326,240
NextEra Energy, Inc. (a)(b)(c)	25,514	1,838,284
Southern Co. (c)	6,802	627,824
Xcel Energy, Inc. (c)	9,186	664,974
		5,279,026

Financial Services - 1.2%
Apollo Global Management, Inc.	6,020	820,105

Food Products - 1.7%
Kraft Heinz Co. (a)(b)(c)	40,536	1,133,792

Gas Utilities - 0.8%
Northwest Natural Holding Co. (a)(b)(c)	12,250	508,742

Health Care REITs - 1.6%
Alexandria Real Estate Equities, Inc. (b)(c)	12,749	1,051,028

Hotels, Restaurants & Leisure - 4.9%
McDonald's Corp. (a)(b)(c)	9,669	3,031,618
Red Rock Resorts, Inc. - Class A (b)(c)	3,455	213,761
		3,245,379

Independent Power and Renewable Electricity Producers - 2.2%
Vistra Corp. (c)	7,659	$1,448,393

Industrial Conglomerates - 1.9%
Honeywell International, Inc. (a)(b)(c)	5,842	1,282,319

Industrial REITs - 1.7%
Rexford Industrial Realty, Inc. (a)(b)(c)	27,397	1,134,510

Interactive Media & Services - 2.1%
Meta Platforms, Inc. - Class A (c)	1,912	1,412,394

IT Services - 0.6%
International Business Machines Corp.	1,588	386,662

Office REITs - 7.4%
BXP, Inc. (b)(c)	29,782	2,159,493
Kilroy Realty Corp. (b)(c)	67,752	2,817,806
		4,977,299

Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp. (a)(c)	16,731	2,686,998
Coterra Energy, Inc.	20,848	509,525
Exxon Mobil Corporation (a)(c)	10,378	1,186,102
MPLX LP (b)(c)	29,407	1,495,934
		5,878,559

Pharmaceuticals - 3.2%
Johnson & Johnson (a)(b)(c)	11,447	2,028,065
Merck & Co., Inc.	1,628	136,947
		2,165,012

Retail REITs - 1.3%
Realty Income Corp. (b)(c)	15,257	896,501

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom, Inc. (a)	5,800	1,724,862
Marvell Technology, Inc. (a)	8,000	502,920
		2,227,782

Software - 1.0%
Microsoft Corp. (c)	1,352	685,045

Specialized REITs - 4.2%
Crown Castle, Inc. (b)(c)	7,002	694,179
Digital Realty Trust, Inc. (b)	4,255	713,308
Equinix, Inc. (b)(c)	915	719,364
Safehold, Inc. (b)(c)	41,683	686,102
		2,812,953

Tobacco - 5.0%
Philip Morris International, Inc. (a)(c)	19,812	3,311,180

Wireless Telecommunication Services - 2.0%
Vodafone Group PLC - ADR (b)(c)	110,355	1,319,846
TOTAL COMMON STOCKS (Cost $57,927,754)		61,918,172

PREFERRED STOCKS – 12.5%	Shares	Value
Banks - 0.3%
Bank of America Corp., Series 02, 5.12% (3 mo. Term SOFR + 0.91%), Perpetual Maturity (b)	4,197	86,038
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity (b)(c)(e)	5,825	125,937
		211,975

Consumer Finance - 2.9%
SLM Corp., Series B, 6.28% (3 mo. Term SOFR + 1.96%), Perpetual Maturity (b)(c)	25,188	1,917,814

Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity (b)(c)	27,639	$627,129

Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity (b)(c)	60,082	841,148

Financial Services – 0.4%
Merchants Bancorp/IN, 7.63%, Perpetual Maturity	11,000	250,690

Hotel & Resort REITs - 1.9%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity (b)(c)	52,138	1,269,039

Insurance - 1.5%
Aspen Insurance Holdings Ltd., 7.00%, Perpetual Maturity (b)	9,833	249,758
Brighthouse Financial, Inc.	–	$–
Series A, 6.60%, Perpetual Maturity	21,160	382,996
Series B, 6.75%, Perpetual Maturity	18,611	343,931
		976,685

Mortgage REITs – 2.4%
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity (b)(c)(e)	14,527	363,466
New York Mortgage Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR + 5.70%, Perpetual Maturity (b)(c)(e)	57,724	1,247,993
		1,611,459

Trading Companies & Distributors - 1.0%
Triton International Ltd., 7.63%, Perpetual Maturity (c)	26,499	677,049
TOTAL PREFERRED STOCKS (Cost $8,430,422)		8,382,988

BABY BONDS(h) – 6.3%	Shares	Value
Commercial Services & Supplies – 0.2%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (b)(c)	5,900	114,932

Diversified Telecommunications Services – 0.4%
Qwest Corp., 6.75%, 06/15/2057 (b)	11,800	234,820

Financial Services – 1.6%
Corebridge Financial, Inc., 6.38%, 12/15/2064 (b)(c)	45,580	1,093,920

Health Care REITs – 0.7%
Diversified Healthcare Trust, 5.63%, 08/01/2042 (b)(c)	28,058	454,540

Mortgage REITs – 3.4%
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030 (b)	25,841	654,552
Redwood Trust, Inc., 9.00%, 09/01/2029 (b)(c)	46,664	1,124,602
Redwood Trust, Inc., 9.13%, 03/01/2030 (b)	20,688	498,995
		2,278,149
TOTAL BABY BONDS (Cost $4,269,729)		4,176,361

CONVERTIBLE PREFERRED STOCKS - 1.6%	Shares	Value
Capital Markets - 0.3%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (b)	3,569	194,689

Electric Utilities - 0.9%
NextEra Energy, Inc., 6.93%, 09/01/2025 (b)(c)	4,323	177,286
PG&E Corp., Series A, 6.00%, 12/01/2027 (b)	11,130	445,757
		623,043

Financial Services - 0.4%
Apollo Global Management, Inc., 6.75%, 07/31/2026	3,312	237,504

Specialized REITs - 0.0%(f)
EPR Properties, Series E, 9.00%, Perpetual Maturity (c)	1,025	32,082
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,051,228)		1,087,318

SHORT-TERM INVESTMENTS – 0.1%	Shares	Value
Money Market Funds – 0.1%
First American Government Obligations Fund - Class X, 4.22%(g)	24,690	$24,690
First American Treasury Obligations Fund - Class X, 4.19%(g)	24,691	24,691
TOTAL SHORT-TERM INVESTMENTS (Cost $49,381)		49,381

TOTAL INVESTMENTS - 113.1% (Cost $71,728,514)		75,614,220
Liabilities in Excess of Other Assets - (13.1)%		(8,778,614)
TOTAL NET ASSETS - 100.0%		$66,835,606
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of security has been pledged as collateral for a borrowing facility. The total value of assets committed as collateral as of August 31, 2025 is $25,988,441.
(c)	All or a portion of security has been pledged as collateral for open written options contracts. The total value of assets committed as collateral as of August 31, 2025 is $19,945,056.
(d)	Non-income producing security.
(e)	This security has a fixed-to-variable rate feature.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(h)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.

Infrastructure Capital Equity Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS (b)	Notional Amount	Contracts(a)	Value
Written Call Options
Amazon.com, Inc.
Expiration: 09/05/2025; Exercise Price: $230.00	$(458,000)	(20)	$(4,380)
Expiration: 09/05/2025; Exercise Price: $232.50	(229,000)	(10)	(1,200)
Expiration: 09/19/2025; Exercise Price: $260.00	(229,000)	(10)	(80)
Expiration: 09/26/2025; Exercise Price: $250.00	(229,000)	(10)	(500)
Expiration: 10/03/2025; Exercise Price: $250.00	(229,000)	(10)	(810)
AT&T, Inc.
Expiration: 09/12/2025; Exercise Price: $31.00	(292,900)	(100)	(300)
Expiration: 09/19/2025; Exercise Price: $31.00	(439,350)	(150)	(1,050)
Expiration: 09/26/2025; Exercise Price: $30.00	(292,900)	(100)	(3,200)
Bank of America Corp.
Expiration: 09/05/2025; Exercise Price: $50.00	(761,100)	(150)	(14,250)
Expiration: 09/19/2025; Exercise Price: $51.00	(761,100)	(150)	(12,450)
Broadcom, Inc.
Expiration: 09/05/2025; Exercise Price: $320.00	(297,390)	(10)	(3,160)
Expiration: 09/12/2025; Exercise Price: $330.00	(594,780)	(20)	(5,690)
Expiration: 09/19/2025; Exercise Price: $350.00	(297,390)	(10)	(1,510)
Expiration: 10/03/2025; Exercise Price: $350.00	(297,390)	(10)	(2,650)
Expiration: 10/17/2025; Exercise Price: $380.00	(297,390)	(10)	(1,450)
Chevron Corp.
Expiration: 09/19/2025; Exercise Price: $165.00	(1,606,000)	(100)	(12,200)
Expiration: 09/19/2025; Exercise Price: $170.00	(3,212,000)	(200)	(7,200)
Expiration: 09/19/2025; Exercise Price: $175.00	(1,766,600)	(110)	(1,650)
Cisco Systems, Inc., Expiration: 09/05/2025; Exercise Price: $70.00	(518,175)	(75)	(1,725)
Citigroup, Inc., Expiration: 09/05/2025; Exercise Price: $100.00	(965,700)	(100)	(2,200)
Coca-Cola Co.
Expiration: 09/05/2025; Exercise Price: $72.00	(344,950)	(50)	(200)
Expiration: 09/05/2025; Exercise Price: $73.00	(689,900)	(100)	(300)
Expiration: 09/12/2025; Exercise Price: $72.00	(344,950)	(50)	(600)
Expiration: 09/12/2025; Exercise Price: $73.00	(689,900)	(100)	(600)
Expiration: 09/19/2025; Exercise Price: $72.50	(344,950)	(50)	(700)
Expiration: 09/26/2025; Exercise Price: $73.00	(344,950)	(50)	(700)
Expiration: 10/03/2025; Exercise Price: $72.00	(413,940)	(60)	(2,010)
Expiration: 10/10/2025; Exercise Price: $73.00	(344,950)	(50)	(1,475)
Dow, Inc.
Expiration: 09/19/2025; Exercise Price: $35.00	(246,300)	(100)	(100)
Expiration: 10/17/2025; Exercise Price: $32.50	(246,300)	(100)	(1,300)
Expiration: 12/19/2025; Exercise Price: $32.50	(492,600)	(200)	(11,400)
Edison International
Expiration: 09/19/2025; Exercise Price: $60.00	(561,300)	(100)	(11,000)
Expiration: 10/17/2025; Exercise Price: $62.50	(617,430)	(110)	(8,800)
Expiration: 10/17/2025; Exercise Price: $65.00	(56,130)	(10)	(450)
Expiration: 01/16/2026; Exercise Price: $65.00	(561,300)	(100)	(16,200)
Exxon Mobil Corp.
Expiration: 09/05/2025; Exercise Price: $112.00	(571,450)	(50)	(13,050)
Expiration: 09/12/2025; Exercise Price: $112.00	(571,450)	(50)	(15,950)
Goldman Sachs Group, Inc., Expiration: 09/05/2025; Exercise Price: $770.00	(745,250)	(10)	(1,420)
Honeywell International, Inc., Expiration: 09/05/2025; Exercise Price: $225.00	(1,097,500)	(50)	(1,350)
Johnson & Johnson
Expiration: 09/05/2025; Exercise Price: $180.00	(354,340)	(20)	(560)
Expiration: 09/12/2025; Exercise Price: $182.50	(177,170)	(10)	(270)
Kraft Heinz Co.
Expiration: 09/05/2025; Exercise Price: $29.00	(279,700)	(100)	(1,400)
Expiration: 09/12/2025; Exercise Price: $29.00	(279,700)	(100)	(2,600)
Expiration: 09/19/2025; Exercise Price: $30.00	(279,700)	(100)	(1,500)
Marvell Technology, Inc., Expiration: 09/05/2025; Exercise Price: $66.00	(314,325)	(50)	(2,625)
McDonald's Corp., Expiration: 09/05/2025; Exercise Price: $320.00	(1,567,700)	(50)	(1,450)
NextEra Energy, Inc.
Expiration: 09/12/2025; Exercise Price: $77.00	(360,250)	(50)	(450)
Expiration: 09/19/2025; Exercise Price: $75.00	$(360,250)	(50)	$(2,575)
Northwest Natural Holding Co.
Expiration: 09/19/2025; Exercise Price: $45.00	(415,300)	(100)	(500)
Expiration: 12/19/2025; Exercise Price: $45.00	(1,079,780)	(260)	(9,100)
Expiration: 03/20/2026; Exercise Price: $45.00	(539,890)	(130)	(9,100)
Rexford Industrial Realty, Inc., Expiration: 10/17/2025; Exercise Price: $45.00	(621,150)	(150)	(4,500)
Total Written Call Options			(201,890)

Written Put Options
Bank of America Corp., Expiration: 09/12/2025; Exercise Price: $49.50	(507,400)	(100)	(4,250)
Chevron Corp., Expiration: 09/05/2025; Exercise Price: $157.50	(642,400)	(40)	(1,600)
Exxon Mobil Corp., Expiration: 09/12/2025; Exercise Price: $112.00	(571,450)	(50)	(3,725)
Johnson & Johnson, Expiration: 09/05/2025; Exercise Price: $175.00	(885,850)	(50)	(2,650)
NextEra Energy, Inc.
Expiration: 09/05/2025; Exercise Price: $69.00	(180,125)	(25)	(250)
Expiration: 09/12/2025; Exercise Price: $70.00	(180,125)	(25)	(1,150)
Philip Morris International, Inc., Expiration: 09/12/2025; Exercise Price: $150.00	(835,650)	(50)	(2,250)
Total Written Put Options			(15,875)
TOTAL WRITTEN OPTIONS (Premiums received $186,505)			$(217,765)

(a)	100 shares per contract.
(b)	Non-income producing security.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the last reported sale price on the exchange on which the security is principally traded. If the last sale price is not available the composite mean price can be used, which calculates the mean price of the highest bid price and the lowest ask price across the exchanges where the option is principally traded. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$61,918,172	$–	$–	$61,918,172
Preferred Stocks	8,382,988	–	–	8,382,988
Baby Bonds	4,176,361	–	–	4,176,361
Convertible Preferred Stocks	1,087,318	–	–	1,087,318
Money Market Funds	49,381	–	–	49,381
Total Investments	$75,614,220	$–	$–	$75,614,220

Liabilities:
Investments:
Written Options	$(181,965)	$(35,800)	$–	$(217,765)
Total Investments	$(181,965)	$(35,800)	$–	$(217,765)

For the period ended August 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Fund's Schedule of Investments for further information on the classification of investments.